UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Compliance Officer
Phone:      (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    R. Daniel Beckham     San Francisco, CA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $1,114,532 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCRETIVE HEALTH INC           COM              00438V103     1440    50000 SH       SOLE                    50000        0        0
ADVENT SOFTWARE INC            COM              007974108    20672   733826 SH       SOLE                   733826        0        0
AMAZON COM INC                 COM              023135106    43256   211530 SH       SOLE                   211530        0        0
AMPHENOL CORP NEW              CL A             032095101      972    18000 SH       SOLE                    18000        0        0
APPLE INC                      COM              037833100     5035    15000 SH  CALL SOLE                    15000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106     8216   289000 SH       SOLE                   289000        0        0
ARUBA NETWORKS INC             COM              043176106    45802  1549970 SH       SOLE                  1549970        0        0
ATHENAHEALTH INC               COM              04685W103    43633  1061631 SH       SOLE                  1061631        0        0
BAIDU INC                      SPON ADR REP A   056752108    34752   248000 SH       SOLE                   248000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    47767  4523360 SH       SOLE                  4523360        0        0
CAVIUM INC                     COM              14964U108     9748   223637 SH       SOLE                   223637        0        0
CINCINNATI BELL INC NEW        COM              171871106     3943  1187500 SH       SOLE                  1187500        0        0
CITRIX SYS INC                 COM              177376100    79165   989558 SH       SOLE                   989558        0        0
COMMVAULT SYSTEMS INC          COM              204166102     4001    90000 SH       SOLE                    90000        0        0
COMSCORE INC                   COM              20564W105    20600   795380 SH       SOLE                   795380        0        0
E M C CORP MASS                COM              268648102    38499  1397421 SH       SOLE                  1397421        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108    26877   727000 SH       SOLE                   727000        0        0
FINANCIAL ENGINES INC          COM              317485100     5141   198348 SH       SOLE                   198348        0        0
FUSION-IO INC                  COM              36112J107    15647   520000 SH       SOLE                   520000        0        0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108    41133  2807701 SH       SOLE                  2807701        0        0
INFORMATICA CORP               COM              45666Q102    39323   673000 SH       SOLE                   673000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    21046  1197156 SH       SOLE                  1197156        0        0
ISOFTSTONE HLDGS LTD           SPONSORED ADS    46489B108     6961   454672 SH       SOLE                   454672        0        0
K12 INC                        COM              48273U102     1491    45000 SH       SOLE                    45000        0        0
LINKEDIN CORP                  COM CL A         53578A108     4505    50000 SH       SOLE                    50000        0        0
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109    20785   848383 SH       SOLE                   848383        0        0
MERCADOLIBRE INC               COM              58733R102    29118   367000 SH       SOLE                   367000        0        0
NETFLIX INC                    COM              64110L106    48172   183380 SH       SOLE                   183380        0        0
NETSUITE INC                   COM              64118Q107    33086   844035 SH       SOLE                   844035        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    12302   573000 SH       SOLE                   573000        0        0
PANDORA MEDIA INC              COM              698354107     7942   420000 SH       SOLE                   420000        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109     9368  3175487 SH       SOLE                  3175487        0        0
REALPAGE INC                   COM              75606N109     5648   213385 SH       SOLE                   213385        0        0
RIVERBED TECHNOLOGY INC        COM              768573107    13065   330000 SH       SOLE                   330000        0        0
SALESFORCE COM INC             COM              79466L302    42549   285602 SH       SOLE                   285602        0        0
SERVICESOURCE INTL LLC         COM              81763U100     4722   212500 SH       SOLE                   212500        0        0
SHUTTERFLY INC                 COM              82568P304     2871    50000 SH       SOLE                    50000        0        0
SINA CORP                      ORD              G81477104    56110   539000 SH       SOLE                   539000        0        0
TERADATA CORP DEL              COM              88076W103    24742   411000 SH       SOLE                   411000        0        0
VANCEINFO TECHNOLOGIES INC     ADR              921564100    68116  2947475 SH       SOLE                  2947475        0        0
VMWARE INC                     CL A COM         928563402    56983   568520 SH       SOLE                   568520        0        0
WYNN RESORTS LTD               COM              983134107    34179   238112 SH       SOLE                   238112        0        0
YANDEX N V                     SHS CLASS A      N97284108    27059   762000 SH       SOLE                   762000        0        0
YOUKU COM INC                  SPONSORED ADR    98742U100    48090  1400000 SH       SOLE                  1400000        0        0